ADVANCE FROM PIPE INVESTOR (Details Narrative) - Goodvision Inc [Member] - USD ($)		9 Months Ended
	Apr. 30, 2026	Jun. 30, 2026
Intra-Entity Agreement, Description	On April 30, 2026, the Company entered into an amended and restated securities purchase agreement with Envision Advance LPF (the “Investor”), pursuant to which, upon consummation of the Business Combination, the surviving public company will issue 100,000 Class A ordinary shares to the Investor for an aggregate subscription amount of $1,000,000 ($10.00 per share). In connection with the financing, the Company and Calisa Acquisition Corp. entered into a registration rights agreement providing the Investor with registration rights covering the resale of the shares. The financing was conducted in reliance on Regulation S under the Securities Act of 1933, as amended.
Subscription amount		$ 1,000,000